Employee and Director Benefit Programs (Details 4) $ in Thousands	Dec. 31, 2021 USD ($)
12. Employee and Director Benefit Programs
2022	$ 327
2023	348
2024	360
2025	376
2026	375
Thereafter	$ 8,795